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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/312, 9/303
Date of reporting period: 06/30/10

[1]	Funds included are: Invesco Fundamental Value Fund, Invesco Van Kampen Core Equity Fund, Invesco Van Kampen Pennsylvania Tax Free Income Fund and Invesco Van Kampen Small Cap Growth Fund.

[2]	Funds with the fiscal year end 3/31 are Invesco Van Kampen Core Equity Fund and Invesco Van Kampen Small Cap Growth Fund.

[3]	Funds with the fiscal year end 9/30 are: Invesco Fundamental Value Fund, Invesco Van Kampen Pennsylvania Tax Free Income Fund.

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Fundamental Value Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-FVAL-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Fundamental Value Fund
Schedule of Investments (a)
June 30, 2010 (unaudited)

	Shares	Value

Common Stocks & Other Equity Interests — 86.4%
Aerospace & Defense — 1.0%
General Dynamics Corp.	6,716	$393,289

Asset Management & Custody Banks — 0.7%
State Street Corp.	8,059	272,555

Cable & Satellite — 3.1%
Time Warner Cable, Inc.	24,081	1,254,139

Communications Equipment — 2.2%
Cisco Systems, Inc. (b)	42,194	899,154

Computer Hardware — 3.2%
Dell, Inc. (b)	32,369	390,370
Hewlett-Packard Co.	21,010	909,313

		1,299,683

Consumer Electronics — 1.3%
Sony Corp. (ADR) (Japan)	20,412	544,592

Diversified Banks — 1.1%
Wells Fargo & Co.	18,036	461,722

Diversified Chemicals — 0.8%
Dow Chemical Co. (The)	12,952	307,221

Diversified Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	6,524	385,764

Drug Retail — 1.1%
Walgreen Co.	16,900	451,230

Electric Utilities — 4.0%
American Electric Power Co., Inc.	28,679	926,332
Entergy Corp.	4,784	342,630
FirstEnergy Corp.	10,103	355,929

		1,624,891

Food Distributors — 1.3%
Sysco Corp.	18,324	523,517

Health Care Distributors — 0.9%
Cardinal Health, Inc.	11,129	374,046

Health Care Equipment — 1.8%
Covidien PLC (Ireland)	18,185	730,673

Home Improvement Retail — 2.0%
Home Depot, Inc.	29,221	820,233

Human Resource & Employment Services — 0.8%
Manpower, Inc.	7,771	335,552

Hypermarkets & Super Centers — 2.1%
Wal-Mart Stores, Inc.	17,845	857,809

Industrial Conglomerates — 4.4%
General Electric Co.	48,162	694,496
Siemens AG (ADR) (Germany)	4,628	414,345
Tyco International Ltd. (Luxembourg)	18,900	665,847

		1,774,688

Industrial Machinery — 2.6%
Dover Corp.	14,390	601,358
Ingersoll-Rand PLC (Ireland)	13,713	472,962

		1,074,320

Insurance Brokers — 3.3%
Marsh & McLennan Cos., Inc.	60,049	1,354,105

Integrated Oil & Gas — 7.0%
Exxon Mobil Corp.	9,402	536,572
Hess Corp.	5,918	297,912
Occidental Petroleum Corp.	15,379	1,186,490
Royal Dutch Shell PLC (ADR) (Netherlands)	16,941	850,777

		2,871,751

Internet Software & Services — 2.0%
eBay, Inc. (b)	40,659	797,323

Investment Banking & Brokerage — 1.6%
Charles Schwab Corp. (The)	44,733	634,314

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Value Fund

	Shares	Value

Managed Health Care — 1.1%
UnitedHealth Group, Inc.	15,063	$427,789

Movies & Entertainment — 5.2%
Time Warner, Inc.	30,964	895,169
Viacom, Inc. (Class B)	39,643	1,243,601

		2,138,770

Multi-Utilities — 0.4%
PG&E Corp.	4,109	168,897

Office Services & Supplies — 1.1%
Avery Dennison Corp.	13,335	428,454

Oil & Gas Equipment & Services — 1.3%
Schlumberger Ltd. (Netherlands Antilles)	9,363	518,148

Oil & Gas Exploration & Production — 2.6%
Anadarko Petroleum Corp.	15,909	574,156
Devon Energy Corp.	7,866	479,197

		1,053,353

Other Diversified Financial Services — 7.6%
Bank of America Corp.	59,579	856,150
Citigroup, Inc. (b)	110,719	416,304
JPMorgan Chase & Co.	50,384	1,844,558

		3,117,012

Packaged Foods & Meats — 2.4%
Kraft Foods, Inc. (Class A)	34,634	969,752

Pharmaceuticals — 7.4%
Abbott Laboratories	7,061	330,313
Bayer AG (ADR) (Germany)	9,939	558,801
Bristol-Myers Squibb Co.	32,840	819,030
Merck & Co., Inc.	10,144	354,736
Pfizer, Inc.	23,889	340,657
Roche Holding AG (ADR) (Switzerland)	17,386	600,977

		3,004,514

Property & Casualty Insurance — 1.0%
Chubb Corp.	8,524	426,285

Regional Banks — 4.0%
BB&T Corp.	10,841	285,227
Fifth Third Bancorp	37,128	456,303
PNC Financial Services Group, Inc.	16,073	908,124

		1,649,654

Semiconductors — 1.2%
Intel Corp.	25,903	503,813

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC (ADR) (United Kingdom)	37,581	776,799

Total Common Stocks & Other Equity Interests (Cost $34,376,152)		35,225,811

	Principal
	Amount	Value

Convertible Bonds — 7.3%
Advertising — 0.4%
Interpublic Group of Cos., Inc., 4.25%, 03/15/23	$146,000	146,912

Biotechnology — 2.4%
Amgen, Inc., 0.375%, 02/01/13	500,000	496,250
Amgen, Inc., 0.375%, 02/01/13(c)	500,000	496,250

		992,500

Communications Equipment — 1.1%
JDS Uniphase Corp., 1.00%, 05/15/26(c)	500,000	443,750

Computer Storage & Peripherals — 0.6%
SanDisk Corp., 1.00%, 05/15/13	293,000	261,869

Construction & Farm Machinery & Heavy Trucks — 0.1%
Navistar International Corp., 3.00%, 10/15/14	39,000	45,923

Health Care Services — 1.0%
Omnicare, Inc., (Series OCR), 3.25%, 12/15/35	469,000	390,442

Life Sciences Tools & Services — 1.1%
Life Technologies Corp., 1.50%, 02/15/24	400,000	441,500

Oil & Gas Equipment & Services — 0.3%
Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	163,000	141,810

Semiconductors — 0.3%
Micron Technology, Inc., 1.875%, 06/01/14	122,000	107,818

Total Convertible Bonds (Cost $2,946,547)		2,972,524

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Value Fund

	Shares	Value

Convertible Preferred Stocks — 3.0%
Electric Utilities — 2.0%
CenterPoint Energy, Inc. $0.77	28,000	$820,400

Health Care Facilities — 0.5%
HealthSouth Corp. $65.00	250	206,625

Office Services & Supplies — 0.5%
Avery Dennison Corp. $3.938	5,325	212,467

Total Convertible Preferred Stocks (Cost $1,146,894)		1,239,492

Money Market Funds — 3.7%
Liquid Assets Portfolio — Institutional Class (d)	745,368	745,368
Premier Portfolio — Institutional Class (d)	745,368	745,368

Total Money Market Funds (Cost $1,490,736)		1,490,736

Total Investments (Cost $39,960,329)	100.4%	40,928,563
Other Assets Less Liabilities	0.4%	(159,773)

Net Assets	100.0%	$40,768,790

Investment Abbreviations:

ADR	American Depositary Receipt.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $940,000 which represented 2.3% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Value Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Fundamental Value Fund
A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$35,769,236	$2,186,803	$—	$37,956,039
Corporate Debt Securities	—	2,972,524	—	2,972,524

Total Investments	$35,769,236	$5,159,327	$—	$40,928,563

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,986,594
Aggregate unrealized (depreciation) of investment securities	(3,079,085)

Net unrealized appreciation of investment securities	$907,509

Cost of investments for tax purposes is $40,021,054.

Invesco Van Kampen Core Equity Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-CEQ-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Core Equity Fund
Schedule of Investments — June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.9%
Aerospace & Defense 3.6%
General Dynamics Corp.	6,326	$370,451
Raytheon Co.	7,260	351,311
United Technologies Corp.	8,200	532,262

		1,254,024

Apparel, Accessories & Luxury Goods 1.6%
VF Corp.	7,830	557,339

Apparel Retail 3.0%
Guess?, Inc.	15,720	491,093
Ross Stores, Inc.	10,520	560,611

		1,051,704

Asset Management & Custody Banks 1.0%
Federated Investors, Inc., Class B	17,214	356,502

Auto Parts & Equipment 1.4%
Johnson Controls, Inc.	18,430	495,214

Brewers 1.3%
Heineken NV (Netherlands)	9,765	435,993

Building Products 1.0%
Masco Corp.	33,139	356,576

Casinos & Gaming 1.0%
International Game Technology	21,703	340,737

Communications Equipment 1.1%
Corning, Inc.	24,480	395,352

Computer & Electronics Retail 1.4%
Best Buy Co., Inc.	14,330	485,214

Computer Hardware 5.1%
Apple, Inc. (a)	1,352	340,068

Invesco Van Kampen Core Equity Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Computer Hardware (continued)
Hewlett-Packard Co.	15,470	$669,542
IBM Corp.	6,294	777,183

		1,786,793

Construction & Farm Machinery & Heavy Trucks 1.7%
Caterpillar, Inc.	9,730	584,481

Consumer Finance 3.1%
American Express Co.	16,440	652,668
Capital One Financial Corp.	11,056	445,557

		1,098,225

Data Processing & Outsourced Services 2.8%
Automatic Data Processing, Inc.	13,445	541,296
Computer Sciences Corp.	9,670	437,567

		978,863

Electric Utilities 1.0%
Entergy Corp.	4,977	356,453

Food Distributors 1.2%
Sysco Corp.	14,584	416,665

Gas Utilities 1.4%
Questar Corp.	10,910	496,296

General Merchandise Stores 1.8%
Target Corp.	12,440	611,675

Health Care Equipment 1.0%
Stryker Corp.	7,246	362,735

Household Appliances 2.0%
Snap-On, Inc.	7,622	311,816
Whirlpool Corp.	4,320	379,382

		691,198

Invesco Van Kampen Core Equity Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Household Products 2.6%
Kimberly-Clark Corp.	15,140	$917,938

Industrial Machinery 1.2%
Pentair, Inc.	13,406	431,673

Insurance Brokers 1.2%
Marsh & McLennan Cos., Inc.	19,052	429,623

Integrated Oil & Gas 4.3%
Chevron Corp.	14,050	953,433
Marathon Oil Corp.	17,700	550,293

		1,503,726

Integrated Telecommunication Services 2.6%
AT&T, Inc.	37,200	899,868

Leisure Products 1.9%
Mattel, Inc.	30,920	654,267

Life & Health Insurance 1.6%
MetLife, Inc.	15,170	572,819

Multi-Utilities 2.9%
DTE Energy Co.	10,580	482,554
Public Service Enterprise Group, Inc.	16,620	520,704

		1,003,258

Office Services & Supplies 1.3%
Pitney Bowes, Inc.	20,770	456,109

Oil & Gas Equipment & Services 1.0%
Baker Hughes, Inc.	8,763	364,278

Other Diversified Financial Services 2.8%
JPMorgan Chase & Co.	26,430	967,602

Invesco Van Kampen Core Equity Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Paper Products 1.9%
International Paper Co.	28,640	$648,123

Pharmaceuticals 8.2%
Bristol-Myers Squibb Co.	18,653	465,206
Johnson & Johnson	12,206	720,886
Merck & Co., Inc.	24,680	863,060
Pfizer, Inc.	58,330	831,786

		2,880,938

Property & Casualty Insurance 2.6%
ACE Ltd. (Switzerland)	7,000	360,360
Travelers Cos., Inc.	11,290	556,032

		916,392

Railroads 2.0%
CSX Corp.	14,380	713,679

Regional Banks 1.4%
SunTrust Banks, Inc.	20,150	469,495

Semiconductors 2.0%
Intel Corp.	35,700	694,365

Soft Drinks 1.4%
Coca-Cola Co.	9,831	492,730

Specialty Chemicals 1.4%
Lubrizol Corp.	5,950	477,845

Systems Software 4.3%
Microsoft Corp.	42,020	966,880
Oracle Corp.	24,430	524,268

		1,491,148

Thrifts & Mortgage Finance 1.1%
Hudson City Bancorp, Inc.	30,645	375,095

Invesco Van Kampen Core Equity Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Tobacco 4.7%
Altria Group, Inc.	35,950	$720,438
Philip Morris International, Inc.	20,250	928,260

		1,648,698

Total Long-Term Investments 91.9% (Cost $30,793,159)		32,121,708

Money Market Funds 1.7%
Liquid Assets Portfolio-Institutional Class (b)	298,298	298,298
Premier Portfolio-Institutional Class (b)	298,298	298,298

Total Money Market Funds 1.7% (Cost $596,596)		596,596

Total Investments 93.6% (Cost $31,389,755)		32,718,304

Other Assets in Excess of Liabilities 6.4%		2,255,193

Net Assets 100.0%		$34,973,497

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Invesco Van Kampen Core Equity Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen Core Equity Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Equity Securities	$32,718,034	$—	$—	$32,718,034

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,440,338

Aggregate unrealized (depreciation) of investment securities	(1,124,576)

Net unrealized appreciation of investment securities	$1,315,762

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings June 30, 2010

invesco.com/us	VK-PTFI-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 101.9%
	Pennsylvania 94.3%
$1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500%	03/01/20	$1,895,862
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Robert Morris Univ, Ser A	6.000	10/15/38	1,011,600
750	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.375	11/15/40	569,445
1,600	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.000	04/01/25	1,430,944
1,250	Allegheny Cnty, PA Hosp Dev Auth Rev Univ Pittsburgh Med	5.625	08/15/39	1,282,650
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	864,480
980	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	921,298
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/15	1,033,890
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/16	1,033,890
1,000	Allegheny Cnty, PA Port Auth Transn (NATL Insd)	5.500	03/01/17	1,033,890
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,143,921
1,155	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser TT (GNMA Collateralized) (AMT)	5.000	05/01/35	1,164,806

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Allegheny Cnty, PA, Ser C-61 (AGL Insd)	5.000%	12/01/33	$1,043,950
1,500	Allegheny Valley, PA Sch Dist, Ser A (NATL Insd)	5.000	11/01/28	1,544,640
1,390	Beaver Cnty, PA (AGM Insd)	5.550	11/15/31	1,497,655
490	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	406,112
1,895	Berks Cnty, PA Muni Auth College Albright College Proj	5.500	10/01/18	1,821,929
1,000	Bethlehem, PA Area Sch Dist (AGM Insd)	5.250	01/15/26	1,064,030
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac, Ser A	5.900	01/01/27	923,650
1,500	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac, Ser A	6.125	01/01/25	1,434,135
2,000	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	1,640,840
1,000	Centre Cnty, PA Hosp Auth Rev Hosp Mt Nittany Med Ctr Proj (AGL Insd)	6.125	11/15/39	1,042,890
500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250	12/01/15	496,610
900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750	12/01/22	803,151
850	Coatesville, PA Sch Dist (AGM Insd)	5.000	08/15/30	896,240
1,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/36	867,890

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Cumberland Cnty, PA Muni Auth Rev Messiah Vlg Proj, Ser A	5.625%	07/01/28	$918,860
2,215	Dauphin Cnty, PA Gen Auth Hlth Sys Rev Pinnacle Hlth Sys Proj, Ser A	6.000	06/01/36	2,312,770
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	999,408
220	Delaware Cnty, PA Auth College Rev Cabrini College (Radian Insd)	5.750	07/01/23	220,139
500	Delaware Cnty, PA Auth College Rev Neumann College	6.250	10/01/38	528,630
500	Delaware Cnty, PA Auth College Rev Haverford College	5.000	11/15/40	526,865
1,500	Delaware Cnty, PA Auth College Rev Neumann College Rfdg	6.000	10/01/31	1,510,425
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	11/01/38	2,995,290
2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,524,575
3,535	Delaware Vly, PA Regl Fin Auth Loc Govt Rev (a)	5.750	07/01/17	3,975,001
2,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev (a)	5.750	07/01/32	2,304,080
500	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College	5.500	03/15/38	504,885

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College Proj Rfdg, Ser B	5.000%	03/15/23	$1,016,150
1,415	Greensburg Salem, PA Sch Dist Rfdg (NATL Insd)	5.375	09/15/17	1,537,567
1,000	Harrisburg, PA Auth Wtr Rev Rfdg	5.250	07/15/31	989,930
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	963,530
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement, Ser A	5.300	12/15/26	865,230
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem (Prerefunded @ 8/15/13)	5.250	08/15/23	2,238,964
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,321,566
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	854,687
1,250	Lycoming Cnty, PA Auth Hlth Sys Rev Susquehanna Hlth Sys Proj, Ser A	5.750	07/01/39	1,269,300
1,095	Mercer Cnty, PA (NATL Insd)	5.500	10/01/17	1,158,970
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,559,520
2,500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125	01/01/37	2,380,050

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000%	01/01/43	$1,152,810
2,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp, Ser A	5.125	06/01/32	2,082,171
1,000	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Hlthcare Holy Redeemer Hlth, Ser A (AMBAC Insd)	5.250	10/01/17	1,000,060
1,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev Acts Retirement Life Cmnty, Ser A-1	6.250	11/15/29	1,063,330
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	407,255
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	881,485
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	749,780
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	2,008,440
2,000	Mount Lebanon, PA Sch Dist, Ser A	5.000	02/15/34	2,113,940
1,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Pj, Ser A	5.500	08/15/35	1,001,230
500	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Pj, Ser C	4.500	08/15/32	506,870
1,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.500	11/15/33	1,090,790

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,250	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750%	12/01/36	$1,290,137
1,830	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Var Allegheny Energy Supply Co	7.000	07/15/39	2,052,528
800	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg, Ser G (AMT)	5.125	12/01/15	773,352
1,000	Pennsylvania Econ Dev Fin Auth Sew Sludge Disp Rev Philadelphia Bio Solids Fac	6.250	01/01/32	1,048,150
1,150	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser A (AMT)	5.100	10/01/27	1,144,687
1,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	1,091,502
500	Pennsylvania St Higher Ed Fac Auth Rev Edinboro Univ Fndtn	6.000	07/01/43	505,240
1,500	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	1,503,000
645	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	663,292
355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.500	01/01/19	372,221
4,700	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA, Ser C (a)	5.000	07/15/38	4,831,506

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$365	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (Prerefunded @ 1/15/11)	6.000%	01/15/31	$379,976
1,435	Pennsylvania St Tpk Commn Tpk Rev Cap Apprec Sub, Ser E (b)	0.000/6.375	12/01/38	1,012,880
2,000	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser C (AGM Insd) (b)	0.000/6.250	06/01/33	1,527,340
1,000	Pennsylvania St Tpk Commn Tpk Rev Subser B-1	5.500	06/01/33	1,052,350
850	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chester JHS, Ser B	5.000	05/15/40	833,791
1,000	Philadelphia, PA Arpt Rev, Ser A (NATL Insd) (AMT)	5.000	06/15/25	989,600
2,505	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	2,508,006
700	Philadelphia, PA Auth For Indl Dev Rev Mast Charter Sch	6.000	08/01/35	706,279
2,750	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	2,444,062
1,000	Philadelphia, PA Auth for Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	863,830
1,235	Philadelphia, PA Auth for Indl Dev Rev, Ser A	5.500	09/15/37	1,086,738
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (AGM Insd)	*	03/15/11	3,716,963

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (AGM Insd)	*	03/15/12	$3,671,301
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (AGM Insd)	*	03/15/13	4,165,788
2,000	Philadelphia, PA Rfdg, Ser A (AGL Insd)	5.500%	08/01/24	2,213,740
1,490	Philadelphia, PA Sch Dist Rfdg, Ser D	5.000	09/01/18	1,627,289
1,500	Philadelphia, PA Sch Dist, Ser E (BHAC Insd)	5.125	09/01/23	1,635,855
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev, Ser B (Prerefunded @ 11/15/14)	5.375	11/15/34	2,617,830
1,000	State Pub Sch Bldg Auth PA Sch Rev Harrisburg Sch Dist Proj, Ser A (AGL Insd)	5.000	11/15/33	1,038,430
2,000	Sto-Rox Sch Dist PA (NATL Insd) (Prerefunded @ 12/15/10)	5.800	06/15/30	2,050,480
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.500	01/01/19	2,537,875
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser D	5.375	01/01/18	2,164,280
1,200	Upper Saint Clair Twp PA Sch Dist (AGM Insd)	5.375	07/15/17	1,298,376
500	Washington Cnty, PA Indl Dev Auth College Rev Washington Jefferson College	5.250	11/01/30	520,625

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,495	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger, Ser A (c)	5.450%	07/01/35	$1,302,295
2,150	Washington Cnty, PA, Ser A (AMBAC Insd)	5.125	09/01/27	2,178,230
350	Washington Cnty, PA, Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	384,867
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,053,691
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.750	01/01/26	2,288,875
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.875	01/01/32	776,700

				145,328,908

	Guam 1.1%
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	1,281,912
410	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	403,256

				1,685,168

	Puerto Rico 4.8%
600	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	624,294
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,510,710
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,082,290

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$3,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	$740,950
1,065	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Conv Cap Apprec, Ser A (b)	0.000/6.250%	08/01/33	674,986
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (c)	5.000	08/01/39	1,048,020
470	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	471,899
1,250	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	1,234,838

				7,387,987

	Virgin Islands 1.7%
750	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	839,685
500	Virgin Islands Pub Fin Auth Rev Sr Lien/Cap Proj, Ser A-1	5.000	10/01/39	486,480
1,335	Virgin Islands Wtr & Pwr Auth Elec Sys Rev, Ser A	5.000	07/01/25	1,349,925

				2,676,090

	Total Long-Term Investments 101.9% (Cost $155,688,254)			157,078,153

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

Description	Value

Total Short-Term Investments 3.0% (Cost $4,700,000)	$4,700,000

Total Investments 104.9% (Cost $160,388,254)	161,778,153

Liability for Floating Rate Note Obligations Related to Securities Held (4.7%) (Cost ($7,285,000))

$(7,285) Notes with interest rates ranging from 0.31% to 0.66% at June 30, 2010 and contractual maturities of collateral ranging from 2017 to 2038 (d)	$(7,285,000)

Total Net Investments 100.2% (Cost $153,103,254)	154,493,153

Liabilities in Excess of Other Assets (0.2%)	(369,816)

Net Assets 100.0%	$154,123,337

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Fund.

(b)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(c)	Variable Rate Coupon

(d)	Floating Rate Notes. The interest rates shown reflect the rates in effect at June 30, 2010.
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Investments in an Asset Position

Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$160,496,241	$—	$160,496,241

Issued by Foreign Governments	—	1,281,912	—	1,281,912

Total Investments in an Asset Position	$—	$161,778,153	$—	$161,778,153

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,713,214
Aggregate unrealized (depreciation) of investment securities	(4,345,214)

Net unrealized appreciation of investment securities	$1,368,000

Cost of investments for tax purposes is $160,410,153.

Invesco Van Kampen Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-SCG-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.3%
Advertising 0.7%
National CineMedia, Inc.	403,493	$6,722,193

Aerospace & Defense 2.0%
Esterline Technologies Corp. (a)	208,600	9,898,070
TransDigm Group, Inc.	203,885	10,404,251

		20,302,321

Apparel, Accessories & Luxury Goods 2.3%
Carter’s, Inc. (a)	295,900	7,767,375
G-III Apparel Group Ltd. (a)	109,425	2,504,738
Maidenform Brands, Inc. (a)	296,900	6,044,884
Warnaco Group, Inc. (a)	193,600	6,996,704

		23,313,701

Apparel Retail 1.7%
Children’s Place Retail Stores, Inc. (a)	207,700	9,142,954
Foot Locker, Inc.	621,400	7,842,068

		16,985,022

Application Software 6.3%
Blackboard, Inc. (a)	230,200	8,593,366
Bottomline Technologies, Inc. (a)	501,200	6,530,636
Informatica Corp. (a)	208,397	4,976,520
Netscout Systems, Inc. (a)	577,158	8,207,187
Nuance Communications, Inc. (a)	420,900	6,292,455
SFN Group, Inc. (a)	833,569	4,551,287
Solera Holdings, Inc.	153,489	5,556,302
SS&C Technologies Holdings, Inc. (a)	326,466	5,233,250
TIBCO Software, Inc. (a)	694,095	8,370,786
Towers Watson & Co., Class A	124,038	4,818,876

		63,130,665

Asset Management & Custody Banks 0.6%
Affiliated Managers Group, Inc. (a)	101,200	6,149,924

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Auto Parts & Equipment 0.8%
TRW Automotive Holdings Corp. (a)	302,240	$8,332,757

Automotive Retail 0.5%
Asbury Automotive Group, Inc. (a)	519,755	5,478,218

Biotechnology 1.4%
Acorda Therapeutics, Inc. (a)	163,001	5,070,961
BioMarin Pharmaceutical, Inc. (a)	214,292	4,083,567
Incyte Corp. Ltd. (a)	420,762	4,657,835

		13,812,363

Building Products 0.6%
Owens Corning (a)	215,788	6,454,219

Casinos & Gaming 0.7%
WMS Industries, Inc. (a)	178,481	7,005,379

Communications Equipment 1.8%
Arris Group, Inc. (a)	615,200	6,268,888
Ciena Corp. (a)	562,516	7,132,703
F5 Networks, Inc. (a)	71,544	4,905,772

		18,307,363

Computer & Electronics Retail 0.9%
RadioShack Corp.	468,678	9,143,908

Computer Storage & Peripherals 1.5%
Netezza Corp. (a)	469,600	6,424,128
QLogic Corp. (a)	497,700	8,271,774

		14,695,902

Construction & Engineering 1.2%
Dycom Industries, Inc. (a)	632,000	5,403,600
Orion Marine Group, Inc. (a)	439,299	6,238,046

		11,641,646

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Data Processing & Outsourced Services 0.6%
Global Cash Access Holdings, Inc. (a)	883,600	$6,370,756

Distributors 0.9%
LKQ Corp. (a)	487,400	9,397,072

Electric Utilities 0.9%
ITC Holdings Corp.	162,600	8,603,166

Electrical Components & Equipment 1.1%
EnerSys (a)	236,340	5,050,586
Fushi Copperweld, Inc. (a)	721,000	5,897,780

		10,948,366

Electronic Equipment Manufacturers 3.1%
Checkpoint Systems, Inc. (a)	476,400	8,270,304
Cogent, Inc. (a)	760,200	6,849,402
Coherent, Inc. (a)	235,600	8,081,080
Vishay Intertechnology, Inc. (a)	1,028,700	7,962,138

		31,162,924

Electronic Manufacturing Services 1.3%
Multi-Fineline Electronix, Inc. (a)	237,900	5,937,984
Plexus Corp. (a)	278,000	7,433,720

		13,371,704

Environmental & Facilities Services 2.0%
IESI-BFC Ltd. (Canada)	515,792	10,372,577
Waste Connections, Inc. (a)	280,200	9,776,178

		20,148,755

Fertilizers & Agricultural Chemicals 0.7%
Scotts Miracle-Gro Co., Class A	158,100	7,021,221

Footwear 0.9%
Steven Madden Ltd. (a)	289,150	9,114,008

General Merchandise Stores 1.7%
Big Lots, Inc. (a)	252,918	8,116,139

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

General Merchandise Stores (continued)
Dollar Tree, Inc. (a)	210,600	$8,767,278

		16,883,417

Health Care Distributors 0.8%
PSS World Medical, Inc. (a)	364,164	7,702,069

Health Care Equipment 5.1%
American Medical Systems Holdings, Inc. (a)	304,457	6,734,589
Arthrocare Corp. (a)	168,018	5,149,752
EV3, Inc. (a)	464,300	10,404,963
NuVasive, Inc. (a)	214,666	7,612,056
Sirona Dental Systems, Inc. (a)	244,100	8,504,444
Thoratec Corp. (a)	111,739	4,774,607
Volcano Corp. (a)	358,000	7,811,560

		50,991,971

Health Care Facilities 0.9%
Health Management Associates, Inc., Class A (a)	1,157,326	8,992,423

Health Care Services 2.5%
Emergency Medical Services Corp., Class A (a)	149,914	7,350,284
Genoptix, Inc. (a)	78,290	1,342,331
Gentiva Health Services, Inc. (a)	290,624	7,849,754
HMS Holdings Corp. (a)	157,861	8,559,223

		25,101,592

Health Care Supplies 1.7%
Cooper Cos., Inc.	248,062	9,870,387
Haemonetics Corp. (a)	124,800	6,679,296

		16,549,683

Health Care Technology 1.6%
MedAssets, Inc. (a)	340,537	7,859,594
SXC Health Solutions Corp. (Canada) (a)	109,347	8,009,668

		15,869,262

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Healthcare 0.9%
Brookdale Senior Living, Inc. (a)	569,362	$8,540,430

Homebuilding 0.6%
Meritage Homes Corp. (a)	376,600	6,131,048

Housewares & Specialties 1.4%
Jarden Corp.	337,800	9,076,686
Tupperware Brands Corp.	135,099	5,383,695

		14,460,381

Industrial Machinery 1.4%
Barnes Group, Inc.	296,127	4,853,521
Chart Industries, Inc. (a)	212,557	3,311,638
CLARCOR, Inc.	171,142	6,078,964

		14,244,123

Internet Retail 1.5%
GSI Commerce, Inc. (a)	356,689	10,272,643
Shutterfly, Inc. (a)	213,047	5,104,606

		15,377,249

Internet Software & Services 2.3%
Infospace, Inc. (a)	531,313	3,995,474
Open Text Corp. (Canada) (a)	218,100	8,187,474
VistaPrint NV (Netherlands) (a)	100,100	4,753,749
Websense, Inc. (a)	333,400	6,301,260

		23,237,957

Investment Banking & Brokerage 2.2%
Evercore Partners, Inc., Class A	261,935	6,116,182
Knight Capital Group, Inc., Class A (a)	552,870	7,624,077
Stifel Financial Corp. (a)	185,902	8,066,288

		21,806,547

IT Consulting & Other Services 2.1%
Acxiom Corp. (a)	551,500	8,101,535
Lender Processing Services, Inc.	206,400	6,462,384

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

IT Consulting & Other Services (continued)
Sapient Corp.	662,155	$6,714,252

		21,278,171

Life Sciences Tools & Services 1.5%
Bruker Corp. (a)	591,400	7,191,424
Parexel International Corp. (a)	345,995	7,501,172

		14,692,596

Managed Health Care 0.6%
AMERIGROUP Corp. (a)	195,704	6,356,466

Marine 0.7%
Kirby Corp. (a)	174,000	6,655,500

Marine Ports & Services 0.6%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	307,500	6,143,850

Metal & Glass Containers 0.9%
Greif, Inc., Class A	165,100	9,169,654

Oil & Gas Drilling 0.7%
Patterson — UTI Energy, Inc.	568,121	7,311,717

Oil & Gas Equipment & Services 1.5%
Core Laboratories NV (Netherlands)	52,177	7,701,847
Oil States International, Inc. (a)	179,515	7,105,204

		14,807,051

Oil & Gas Exploration & Production 2.4%
Brigham Exploration Co. (a)	469,388	7,219,187
Comstock Resources, Inc. (a)	339,051	9,398,494
Whiting Petroleum Corp. (a)	93,833	7,358,384

		23,976,065

Oil & Gas Refining & Marketing 0.9%
World Fuel Services Corp.	360,512	9,351,681

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Packaged Foods & Meats 1.6%
Diamond Foods, Inc.	133,424	$5,483,727
TreeHouse Foods, Inc. (a)	220,613	10,073,190

		15,556,916

Paper Packaging 1.2%
Packaging Corp. of America	245,300	5,401,506
Rock-Tenn Co., Class A	131,369	6,525,098

		11,926,604

Paper Products 0.6%
Domtar Corp.	114,000	5,603,100

Pharmaceuticals 1.7%
MAP Pharmaceuticals, Inc. (a)	312,032	4,093,860
Medicis Pharmaceutical Corp., Class A	236,967	5,184,838
Salix Pharmaceuticals Ltd. (a)	196,744	7,678,918

		16,957,616

Property & Casualty Insurance 1.0%
ProAssurance Corp. (a)	174,400	9,898,944

Regional Banks 0.8%
SVB Financial Group (a)	197,518	8,143,667

Reinsurance 0.8%
Endurance Specialty Holdings Ltd. (Bermuda)	207,955	7,804,551

Restaurants 1.5%
BJ’s Restaurants, Inc. (a)	311,200	7,344,320
Buffalo Wild Wings, Inc. (a)	212,969	7,790,406

		15,134,726

Semiconductor Equipment 0.9%
Cymer, Inc. (a)	283,200	8,507,328

Semiconductors 3.4%
Atheros Communications (a)	244,102	6,722,569
Cavium Networks, Inc. (a)	198,264	5,192,534

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Semiconductors (continued)
Cypress Semiconductor Corp. (a)	708,076	$7,109,083
Fairchild Semiconductor International, Inc. (a)	871,181	7,326,632
Microsemi Corp. (a)	500,474	7,321,935

		33,672,753

Specialty Chemicals 1.5%
Cytec Industries, Inc.	130,800	5,230,692
Rockwood Holdings, Inc. (a)	210,400	4,773,976
Stepan Co.	75,313	5,153,669

		15,158,337

Specialty Stores 0.8%
Tractor Supply Co.	130,806	7,975,242

Systems Software 2.9%
CommVault Systems, Inc. (a)	355,400	7,996,500
MICROS Systems, Inc. (a)	270,267	8,613,409
Rovi Corp. (a)	176,744	6,700,365
SolarWinds, Inc. (a)	349,088	5,599,372

		28,909,646

Trucking 0.7%
Landstar System, Inc.	171,000	6,667,290

Wireless Telecommunication Services 0.9%
Syniverse Holdings, Inc. (a)	464,103	9,490,906

Total Long-Term Investments 91.3%
(Cost $890,628,776)		914,652,083

Money Market Funds 8.6%
Liquid Assets Portfolio-Institutional Class (b)	43,181,668	43,181,668

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Money Market Funds (continued)
Premier Portfolio-Institutional Class (b)	43,181,668	$43,181,668

Total Money Market Funds 8.6%
(Cost $86,363,336)		86,363,336

Total Investments 99.9%
(Cost $976,992,112)		1,001,015,419

Other Assets in Excess of Liabilities 0.1%		600,069

Net Assets 100.0%		$1,001,615,488

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy

Invesco Van Kampen Small Cap Growth Fund
Schedule of Investments ■ June 30, 2010 (Unaudited) continued
to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

Level 2
		Other	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity Securities	$1,001,015,419	$—	$—	$1,001,015,419

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$77,050,225

Aggregate unrealized (depreciation) of investment securities	(57,344,122)

Net unrealized appreciation of investment securities	$19,706,103

Cost of investments for tax purposes is $981,309,316

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.